SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
Categories	Estimates of useful lives	Estimates of residual values
Machinery and equipment	10 years	5%
Transportation equipment	10 years	5%
Office equipment	3 years	5%

SCHEDULE OF INTANGIBLE ASSETS OF ESTIMATED ECONOMIC USEFUL LIVES
Category	Estimated useful life
Patents	10-17 years

SCHEDULE OF DISAGGREGATION REVENUES

The following table disaggregates the Company’s revenues by product line for the years ended June 30, 2026, 2025 and 2024:

	For the Years Ended June 30,
	2026	2025	2024
Sales of specialized oilfield equipment	$5,511,628	$11,952,061	$8,877,804
Sales of specialized oilfield vehicles	22,184,226	10,909,211	5,406,586
Service income from automation solutions	-	1,762,092	1,763,018
Others	510,165	291,254	2,871,439
Net revenues	$28,206,019	$24,914,618	$18,918,847